Related Party Transactions (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ctrip.com International Ltd
Related Party Transaction [Line Items]
Fees paid	17,661	18,191	20,942
Jian Guo Inns
Related Party Transaction [Line Items]
Fees paid	2,800	2,800	2,800